SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings per share (Note 9):
Net (loss) / income to Ordinary Shareholders, Basic	$ 20,618	$ 14,731	$ 49,473	$ 10,319
Weighted-average ordinary shares outstanding, Basic	95,428,253	94,951,275	95,310,346	94,664,725
Weighted-average ordinary shares outstanding, Basic	$ 0.22	$ 0.16	$ 0.52	$ 0.11
Weighted average number of shares outstanding, restricted stock units	225,705		214,412
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 20,618	$ 14,731	$ 49,473	$ 10,319
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	95,653,958	94,951,275	95,524,758	94,664,725
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	$ 0.22	$ 0.16	$ 0.52	$ 0.11
Weighted-average ordinary shares outstanding, public warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ 20,618	$ 14,731	$ 49,473	$ 10,319
Weighted-average ordinary shares outstanding, Diluted	95,653,958	94,951,275	95,524,758	94,664,725
Weighted-average ordinary shares outstanding, Diluted	$ 0.22	$ 0.16	$ 0.52	$ 0.11